Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,223,000)	$ (15,195,000)	$ (14,447,000)	$ (6,041,000)
Net loss from continuing operations			(20,766,000)	(12,569,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	95,000	281,000	344,000	480,000
Amortization of intangibles	1,619,000	3,010,000	4,002,000	4,013,000
Amortization of discount on convertible note payables	409,000	786,000	1,092,000	0
Amortization of right-of-use assets	893,000	1,386,000	1,857,000	0
Impairment of goodwill	0	1,387,000	1,985,000	3,082,000
Intangibles impairment expense			1,867,000	0
Release of contingent earn out			0	(7,571,000)
Stock-based compensation on options	700,000	863,000	671,000	474,000
Stock-based compensation on warrants	2,882,000	3,420,000	3,593,000	1,895,000
Warrants related to legal settlement	0	33,000	0	33,000
Warrants related to financing of convertible note payable			47,000	0
Imputed interest for note payable	16,000	35,000	41,000	24,000
Gain on early termination of operating lease	0	(170,000)	(164,000)	0
Provision for bad debt			397,000	112,000
Recognition of contribution revenue from stimulus funding	(2,535,000)	0
(Recovery) and provision for bad debt	202,000	(133,000)
Change in operating assets and liabilities:
Accounts receivable	(2,205,000)	985,000	2,447,000	(1,608,000)
Prepaid expenses	21,000	195,000	672,000	379,000
Other assets	63,000	(48,000)	(296,000)	(320,000)
Accounts payable and accrued expenses	2,418,000	1,876,000	(225,000)	1,973,000
Deferred expenses	0	(660,000)	0	1,146,000
Due from related parties			0	835,000
Rental deposits	(11,000)	(6,000)	(4,000)	109,000
Operating lease liability	(10,000)	(1,732,000)	(1,382,000)	0
Deferred rent			0	(18,000)
Contract liabilities	2,462,000	565,000	(189,000)	685,000
Net cash used in operating activities	(2,608,000)	(2,856,000)	(4,011,000)	(6,846,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(24,000)	(89,000)	(98,000)	(86,000)
Net cash used in investing activities	(24,000)	(89,000)	(98,000)	(86,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of series C convertible preferred shares for cash			0	180,000
Issuance of series D convertible preferred shares for cash	0	976,000	976,000	7,710,000
Payments to related parties - Mission acquisition			0	(4,554,000)
Proceeds from Paycheck Protection Program loan			1,704,000	0
Proceeds from note payable of related party			0	2,023,000
Payments to note payable of related party			(31,000)	0
Proceeds from stimulus loan programs	2,258,000	0
Proceeds from convertible note payable	500,000	1,400,000	1,400,000	1,300,000
Payments to convertible note payable	0	(44,000)	0	(55,000)
Net cash provided by financing activities	2,758,000	2,332,000	4,049,000	6,604,000
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net income from derecognition of liabilities from discontinued operations			6,319,000	6,528,000
Gain from derecognition of liabilities from discontinued operations			(6,319,000)	(6,528,000)
Change in accounts payable and accrued expenses	0	(27,000)	(26,000)	(133,000)
Net cash used in discontinued operations - operating activities	0	(27,000)	(26,000)	(133,000)
Net cash used in discontinued operations - financing activities			0	0
Net cash (used in) provided by discontinued operations	0	(27,000)	(26,000)	(133,000)
Effect of exchange rate on cash	(406,000)	10,000	203,000	(46,000)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(280,000)	(630,000)	117,000	(507,000)
CASH AND CASH EQUIVALENTS - beginning of period	1,706,000	1,589,000	1,589,000	2,096,000
CASH AND CASH EQUIVALENTS - end of period	1,426,000	959,000	1,706,000	1,589,000
Cash paid during the period for:
Income taxes	0	0	0	0
Interest expense	0	0	29,000	0
Noncash investing and financing activities:
Stock payable for conversion of convertible notes payables and accrued interest			0	1,300,000
Retirement of common stock	2,666,667	6,000	0	0
Beneficial conversion features on convertible promissory notes	144,000	1,093,000
Warrants granted for convertible promissory note	12,000	0
Shares to be issued for convertible promissory note	156,000	0
Record derivative liability on convertible notes	98,000	0
Conversion of convertible note payable	1,400,000	0
Issuance of common stock related to stock payable	1,300,000	443,000	443,000	0
Deemed dividend on preferred stock			0	820,000
Right-of-use assets acquired through adoption of ASC 842	0	13,092,000	8,348,000	0
Right-of-use assets acquired through operating leases	$ 0	$ 0	$ 2,398,000	$ 0